Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 11 — Stock-Based Compensation

2018 Stock Plan

On November 27, 2018, Legacy Xos’ board of directors and stockholders adopted the 2018 Stock Plan. There are no shares available for issuance under the 2018 Stock Plan, however, the 2018 Stock Plan continues to govern the terms and conditions of the outstanding awards granted under the 2018 Stock Plan. ‘

Options

As of December 31, 2021 there were 1,838,759 Options outstanding under the 2018 Stock Plan. The amount and terms of option grants were determined by the board of directors of Legacy Xos. The options granted under the 2018 Stock Plan generally expire within 10 years from the date of grant and generally vest over four years, at the rate of 25% on the first anniversary of the date of grant and ratably on a monthly basis over the remaining 36-month period thereafter based on continued service.

Stock option activity for the year ended December 31, 2021 consisted of the following:

	Options	Weighted Average Fair Value	Weighted Average Exercise Price	Weighted Average Remaining Years	Intrinsic Value
December 31, 2020 — Options outstanding	2,671,738	$0.01	$0.02	9.24	$27,000
Granted	—	—	—
Exercised	561,413	0.02	0.02
Forfeited	271,566	0.03	0.04
December 31, 2021 — Options outstanding	1,838,759	$0.02	$0.02	8.22	$5,756,797
December 31, 2021 — Options vested and exercisable	482,868	$0.02	$0.02	7.99	$1,511,159

Aggregate intrinsic value represents the difference between the exercise price of the options and the fair value of the Company’s common stock. The aggregate intrinsic value of options exercised during the years ended December 31, 2021 and 2020 were approximately $5.8 million and $4,000, respectively.

The Company estimates the fair value of options utilizing the Black-Scholes option pricing model, which is dependent upon several variables, including expected option term, expected volatility of the Company’s share price over the expected term, expected risk-free rate and expected dividend yield rate. There were no option grants during the year ended December 31, 2021.

Assumptions utilized by the Company to record compensation expense during the year ended December 31, 2020 consisted of the following:

December 31, 2020
Expected dividend yield	0%
Stock price volatility	55% – 80%
Expected term	6 to 7 years
Risk-free interest rate	0.60% – 3.06%
Grant-date fair value	$0.02 – $0.05

2021 Equity Plan

On August 19, 2021 the Company’s stockholders approved the 2021 Equity Plan, which was ratified by the Company’s board of directors on August 20, 2021. The 2021 Equity Plan provides for the grant of incentive stock options (“ISOs”), within the meaning of Section 422 of the Internal Revenue Code of 1986, as amended (the “Code”) to employees, including employees of any parent or subsidiary, and for the grant of no statutory stock options (“NSOs”), stock appreciation rights, restricted stock awards, RSUs, performance awards and other forms of awards to employees, directors and consultants, including employees and consultants of Xos’ affiliates.

As of December 31, 2021, there were 14,291,496 shares of Common Stock available for issuance under the 2021 Equity Plan.

RSU activity for the year ended December 31, 2021 consisted of the following:

	RSU’s	Weighted Average Grant Date Fair Value	Weighted Average Fair Value
December 31, 2020 — RSU outstanding	—	—	$—
Granted	2,150,923	3.56	7,652,927
Vested	285,603	3.31	944,579
Forfeited	20,500	3.31	64,130
December 31, 2021 — RSU outstanding	1,844,820	3.60	$5,811,183

The Company recognized stock-based compensation expense in the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2021 and 2020 totaling approximately $1.7 million and $15,000, respectively, which consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Research and development	$361	$—
Sales and marketing	108	—
General and administrative	1,189	15
Total	$1,658	$15

The unamortized stock-based compensation was $6.4 million as of December 31, 2021, and weighted average remaining amortization period as of December 31, 2021 was 2.98 years.

The aggregate fair value of RSU’s that vested was $944,579 during the year ended December 31, 2021.